Document And Entity Information	May 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity Registrant Name	CinCor Pharma, Inc.
Entity Central Index Key	0001868734
Entity Emerging Growth Company	true
Entity File Number	001-41201
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4931245
Entity Address, Address Line One	230 Third Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	844
Local Phone Number	531-1834
Entity Information, Former Legal or Registered Name	200 Clarendon Street, 6th Floor, Boston, Massachusetts 02116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	CINC
Security Exchange Name	NASDAQ